WARRANTS AND DERIVATIVE LIABILITIES	9 Months Ended
Mar. 31, 2016
Notes to Financial Statements
WARRANTS AND DERIVATIVE LIABILITIES
9.	WARRANTS AND DERIVATIVE LIABILITIES

On March 1, 2016 and March 3, 2016, pursuing to subscription agreement (see note 8), the Company issued warrants to two investors to purchase 6,805,561 shares of Series C Convertible Preferred Stock at $0.09 per share. On March 1, 2016, one investor paid $12,500 to exercise warrants and purchased 138,889 shares of Series C Convertible Preferred Stock at $0.09 per share.

The Company has evaluated the application of ASC 815 Derivatives and Hedging and ASC 815-40-25 to the warrants to purchase Series C Convertible Preferred Stock issued with the Convertible Notes. Based on the guidance in ASC 815 and ASC 815-40-25, the Company concluded these instruments were required to be accounted for as derivatives due to the down round protection feature on the conversion price and the exercise price. The Company records the fair value of these derivatives on its balance sheet at fair value with changes in the values of these derivatives reflected in the statements of operations as “Change in fair value of derivative instrument” These derivative instruments are not designated as hedging instruments under ASC 815 and are disclosed on the balance sheet under Derivative Liabilities.

The fair value of the warrants underlying the convertible notes issued at the time of their issuance was calculated pursuant to the Black-Scholes option pricing model. The fair value was recorded as a reduction to the convertible notes payable and was charged to operations as interest expense in accordance with effective interest method within the period of the convertible notes.

Significant assumptions used in calculating fair value of warrants and conversion feature of convertible notes at issuance date are as follows.

Expected dividend	Expected volatility	Risk-free Rate of interest	Expected term (year)	Exercise price	Common stock price per shares
0.00%	382.27%	0.12%	As set forth by each convertible note and warrant	$ 0.01	0.17

Significant assumptions used in calculating fair value of outstanding warrants at March 31, 2016 are as follows.

Expected dividend	Expected volatility	Risk-free Rate of interest	Expected term (year)	Exercise price	Common stock price per shares
0.00%	397.02%	0.12%	As set forth by each convertible note and warrant	$ 0.01	0.10

The following table provides a summary of the changes in fair value of derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3):

Balance – June 30, 2015	$—
Issuances	265,676
Warrants exercised	(66,784)
Changes in fair value included in earnings	(82,057)
Balance – March 31, 2016	$116,835